LEASES - Schedule of Supplemental Cash Flow and Other Information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Cash paid for operating leases			$ 2,371	$ 507
Right of use assets obtained in exchange for new operating leases	$ (237)	$ 42,858	$ 49,357	$ 4,536